CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENT OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Net cash provided by operating activities	¥ (5,456)	$ (759)	¥ 3,291	¥ (25,077)
Net cash provided by financing activities	22,933	3,193	(332)	19,838
Net increase in cash and cash equivalents	6,253	871	1,857	(6,448)
Cash and cash equivalents, beginning of year	17,669	2,461	15,351	22,482
Effect of exchange rate changes on cash and cash equivalents	(214)	(30)	447	(816)
Cash and cash equivalents, end of the year	23,708	3,302	17,669	15,351
Parent Company
Net cash provided by operating activities	(19,864)	(2,767)	(4,567)
Net cash provided by financing activities	17,636	2,456	1,614	(8,637)
Net increase in cash and cash equivalents	(2,228)	(311)	(2,953)	(8,637)
Cash and cash equivalents, beginning of year	6,394	891	8,900	18,353
Effect of exchange rate changes on cash and cash equivalents	(214)	(30)	447	(816)
Cash and cash equivalents, end of the year	¥ 3,952	$ 550	¥ 6,394	¥ 8,900